Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2017
Other non-current assets [Abstract]
Schedule of other non-current assets
	As of December 31,
	2016	2017
	RMB	RMB	US$ (Note 2(d))
Prepayment for land use rights	—	101,007	15,524
Other long-term assets	46,468	55,448	8,523
Balance at the end of year	46,468	156,455	24,047